COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
33.	COMMITMENTS AND CONTINGENCIES

(a)	Operating lease commitments

From January 1, 2008, Jiangxi Jinko leased buildings and land use rights from Jiangxi Desun, under a non-cancelable operating lease expiring in January 2018. The expiring date was extended to January 2028 in the year of 2018. In addition, the Group also leased office buildings for its offices under non-cancelable operating lease from third parties.

The Group established its first U.S. factory in Jacksonville, Florida, in November 2018. The Group leased buildings and lands for the factory under a non-cancelable operating lease from a third party. Total amount of the related operating lease commitments will be up to RMB106.3 million (US$ 15.5 million).

Future minimum obligations for operating leases are as follows:

Year ending December 31,	RMB
2019	51,562,667
2020	48,609,754
2021	47,979,831
2022	41,862,755
2023	41,642,309
Thereafter	134,963,554
Total	366,620,870

Rental expense under all operating leases were RMB20,574,072, RMB19,313,730 and RMB18,563,115 for the years ended December 31, 2016, 2017 and 2018, respectively.

(b)	Capital commitments

The Group entered into several purchase agreements and supplementary agreements with certain suppliers to acquire machineries to be used in the manufacturing of its products. The Group's total future payments under these purchase agreements amounted to RMB3,709,630,067 as of December 31, 2018.

Year ending December 31,	RMB
2019	2,059,078,674
2020	1,528,951,393
Thereafter	121,600,000
Total	3,709,630,067

(c)	Contingencies

In July 2008, Jiangxi Jinko entered into a long term supply agreement with Wuxi Zhongcai, a producer of polysilicon materials. Jiangxi Jinko provided a prepayment of RMB95.6 million pursuant to such contract. Wuxi Zhongcai subsequently halted production as a result of the adverse changes in the polysilicon market. In February 2013, Jiangxi Jinko sued Wuxi Zhongcai in Shangrao City Intermediate People’s Court for the refund of the outstanding balance of our prepayment of RMB93.2 million after deducting delivery made to Jiangxi Jinko by an affiliate of Wuxi Zhongcai. In February 2013, Wuxi Zhongcai sued Jiangxi Jinko in Shanghai Pudong New Area People’s Court for RMB2.7 million for breaching the contract by failing to make allegedly required payments and reject the refund of the prepayment of RMB95.6 million to Jiangxi Jinko. In December 2015, Jiangxi Jinko made an alternation of the claim under which it requested the refund of the prepayment of RMB93.2 million, the interests accrued from such prepayment, and the liquidated damages in the amount of RMB93.2 million. In January, 2016, Wuxi Zhongcai also changed the complaint, in which it claimed for the liquidated damages amounting to
RMB102.0
million and the losses suffered from the termination of the agreement in the amount of
RMB150.0
million, and rejected the refund of the prepayment of RMB95.6 million to Jiangxi Jinko. Shanghai High People’s Court ruled on both lawsuits in June 2017. In Jiangxi Jinko v. Wuxi Zhongcai, the court sided with Wuxi Zhongcai and denied Jiangxi Jinko’s complaint. In Wuxi Zhongcai v. Jiangxi Jinko, the court decided that Wuxi Zhongcai shall retain the balance of our prepayment in the amount of RMB93.2 million and the remaining claims of Wuxi Zhongcai were denied. Jiangxi Jinko appealed both court decisions. Wuxi Zhongcai appealed the decision on Wuxi Zhongcai v. Jiangxi Jinko. The first court hearing was held on November 22, 2017. The Group provided full provision for the RMB93.2 million of the outstanding balance of prepayments to Wuxi Zhongcai in 2012. On February 1, 2019, The Group has received final judgements for the two lawsuits from the Supreme People’s Court as of the date of this annual report, among which Wuxi Zhongcai shall fully return the Group’s prepayments and the interests accrued thereon. The Group will record in the financial statements upon subsequent cash receipts.

In November 2018, one of our customers in Singapore (the “Singapore Customer”) filed two Notices of Arbitration (“NoAs”) respectively in two arbitrations with Arbitration No. ARB374/18/PPD (“ARB 374”) and Arbitration No. ARB375/18/PPD against Jinko Solar Import & Export Co., Ltd. (“Jinko IE”) at Singapore International Arbitration Centre. These NoAs were subsequently amended by the Singapore Customer, and Jinko IE received the amended Notices of Arbitration from the Singapore Customer on December 20, 2018. The Singapore Customer claimed respectively in ARB 374 and ARB 375 that the photovoltaic solar modules supplied by Jinko IE to the Singapore Customer under the purchase agreement dated December 25, 2012 (“2012 Contract”) and January 28, 2013 (“2013 Contract”) were defective. The Singapore Customer seeks, inter alia, orders that Jinko IE replace the modules and/or that Jinko IE compensate the Singapore Customer for any and all losses sustained by the Singapore Customer as a result of the supply of allegedly defective modules. In January 2019, Jinko IE issued its responses to the NoAs in ARB 374 and ARB 375, disputing the Singapore Customer’s reliance on the arbitration clauses in the 2012 Contract and the 2013 Contract, denying all claims raised by the Singapore Customer, and disputing that the Singapore Customer is entitled to the reliefs claimed in the arbitrations. The arbitrations are still in the preliminary stage and it is difficult to provide an in-depth assessment of the Singapore Customer’s claims. The Company believes that Jinko IE has reasonable grounds to challenge the Singapore Customer’s claims in the arbitrations on jurisdiction and liability and will vigorously defend against the claims made by the Singapore Customer. Information available prior to issuance of the financial statements did not indicate that it is probable that a liability had been incurred at the date of the financial statements and the Company is also unable to reasonably estimate the range of any liability or reasonably possible loss, if any.

In March 2019, Hanwha Q CELLS (defined below) filed patent infringement lawsuits against our Company and a number of our subsidiaries: (i) on March 4, 2019, Hanwha Q CELLS USA Inc. and Hanwha Q CELLS & Advanced Materials Corporation (“Plaintiffs A”) filed suit against JinkoSolar Holding Co., Ltd and several of its subsidiary entities, i.e. JinkoSolar (U.S.) Inc, Jinko Solar (U.S.) Industries Inc, Jinko Solar Co., Ltd, Zhejiang Jinko Solar Co., Ltd and Jinko Solar Technology Sdn. Bhd (collectively “Respondents”) at the U.S. International Trade Commission (“ITC”) and the U.S. District Court for the District of Delaware. In the complaint, it was alleged that certain photovoltaic solar cells and modules containing these solar cells supplied by the Respondents infringe U.S. Patent No. 9,893,215 purportedly owned by Plaintiffs A; on April 9, 2019, the ITC published the Notice of Institution on Federal Register; (ii) on March 4, 2019, Hanwha Q CELLS & Advanced Materials Corporation and Hanwha Q CELLS GmbH (“Plaintiffs B”, ) filed a patent infringement claim against JinkoSolar GmbH in Germany alleging that certain photovoltaic solar cells and modules containing these solar cells supplied by JinkoSolar GmbH infringe EP 2 220 689 purportedly owned by Plaintiffs B; (iii) on March 12, 2019, Hanwha Q CELLS & Advanced Materials Corporation and Hanwha Q CELLS Australia Pty Ltd (“Plaintiffs C”, together with Plaintiffs A and Plaintiffs B, “Hanwha Q CELLS”) filed suit at Federal Court of Australia (FCA) against Jinko Solar Australia Holdings Co. Pty Ltd (“Jinko AUS”). It was alleged that certain photovoltaic solar cells and modules containing these solar cells supplied by Jinko AUS infringe Australian Patent No. 2008323025 purportedly owned by Plaintiffs C. The FCA has served Jinko AUS as the Respondent and the First Case Management Hearing is scheduled on April 12, 2019. The Court will hear the application, or make orders for the conduct of the proceeding at the First Case Management Hearing. The Company believes that Hanwha Q CELLS’s claims are lacking legal merit, and will vigorously defend against the claims made by them. The Company is considering all legal avenues including challenging the validity of U.S. Patent No. 9,893,215, EP 2 220 689 and Australian Patent No. 2008323025. (collectively, the “Asserted Patents”), and demonstrating its non-infringement of the Asserted Patents. Information available prior to issuance of the financial statements did not indicate that it is probable that a liability had been incurred at the date of the financial statements and the Company is also unable to reasonably estimate the range of any liability or reasonably possible loss, if any.

(d)	Guarantees

Upon the disposition of Jinko Power Group, the Company provided the loan guarantee and redemption guarantee to Jinko Power Group (note 3 & note 31).

The Company provided a debt payment guarantee in connection with a loan facility granted to Sweihan PV Power Company P.J.S.C (“Sweihan”), equity investee of the Company for developing overseas solar power project, in a maximum aggregate principal amount not exceeding US$42.9 million. At the same time, pursuant to the shareholders agreement, the Company together with another shareholder of Sweihan, shall enable Sweihan to repay the loan facility in full. The Company believes the probability of Sweihan’s default of repayment is remote, and no liability of the guarantee is recognized as of December 31, 2017 and 2018.